Convertible Note (Detail Textuals)	1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 22, 2019 USD ($) Percent $ / shares shares	Jun. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Sep. 24, 2018 $ / shares	Apr. 24, 2018 $ / shares
Debt Instrument [Line Items]
Common stock issuance (GTD)					$ 10,000,000
Exercise price of warrants | $ / shares			$ 1.84		$ 1.75	$ 5.375	$ 5.375
Unamortized discount convertible note			$ 1,724,000
Interest expense relating to discount			326,000
Security purchase agreement with ID Venturas 7, LLC ("IDV")
Debt Instrument [Line Items]
Interest rate	10.00%
Common stock issued from conversion of convertible note | shares	1,114,130
Conversion price | $ / shares	$ 1.84
Amount of beneficial conversion feature	$ 600,000
Maturity date of the note	Aug. 22, 2020
Senior secured convertible note	$ 2,050,000
Number of shares issued | shares	1,166,113
Exercise price of warrants | $ / shares	$ 1.84
Number of common stock convertible | shares	1,671,196
Warrant expiry period	5 years
Percentage of warrant exercisable	150.00%
Proceeds from convertible debt	$ 2,000,000
Convertible note issuance expenses	$ 50,000
Security purchase agreement with Grapevine
Debt Instrument [Line Items]
Carrying amount of convertible note			$ 2,600,000
Number of additional shares issued | shares			250,000
Expected life | Security purchase agreement with ID Venturas 7, LLC ("IDV")
Debt Instrument [Line Items]
Warrant, Term	5 years
Expected dividend rate | Security purchase agreement with ID Venturas 7, LLC ("IDV")
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input | Percent	0
Volatility | Security purchase agreement with ID Venturas 7, LLC ("IDV")
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input | Percent	111.83
Interest rate | Security purchase agreement with ID Venturas 7, LLC ("IDV")
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input | Percent	2.48
Advantech Capital Investment II Limited | Common Stock Purchase Agreement
Debt Instrument [Line Items]
Common stock issuance (GTD)		$ 12,000,000
Interest rate		8.00%
Common stock issued from conversion of convertible note | shares		6,593,406
Conversion price | $ / shares		$ 1.82
Amount of beneficial conversion feature		$ 1,400,000
Maturity date of the note		Jun. 28, 2021
Interest expense recognized to beneficial conversion feature		$ 698,000	$ 114,000	$ 0